PORTFOLIO OF INVESTMENTS
Columbia Sustainable U.S. Equity Income ETF
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.4%
Issuer Shares Value ($)
Communication Services  2.6%
Media 2.6%
Omnicom Group, Inc. 1,419 88,517
Sirius XM Holdings, Inc. 10,428 65,280
Total 153,797
Total Communication Services 153,797
Consumer Discretionary  6.9%
Auto Components 1.0%
BorgWarner, Inc. 1,435 60,255
Hotels, Restaurants & Leisure 0.8%
Aramark 1,335 45,777
Leisure Products 1.1%
Hasbro, Inc. 679 63,704
Multiline Retail 0.6%
Target Corp. 200 36,234
Specialty Retail 3.4%
Best Buy Co., Inc. 589 64,095
Home Depot, Inc. (The) 259 70,142
Lowe's Cos., Inc. 204 34,038
Tractor Supply Co. 273 38,695
Total 206,970
Total Consumer Discretionary 412,940
Consumer Staples  9.7%
Food & Staples Retailing 4.0%
Kroger Co. (The) 2,021 69,724
Sysco Corp. 784 56,064
Walgreens Boots Alliance, Inc. 2,231 112,108
Total 237,896
Food Products 5.0%
Campbell Soup Co. 1,018 48,976
Conagra Brands, Inc. 1,922 66,501
General Mills, Inc. 1,237 71,870
JM Smucker Co. (The) 633 73,687
Lamb Weston Holdings, Inc. 534 39,890
Total 300,924
Household Products 0.7%
Church & Dwight Co., Inc. 481 40,611
Total Consumer Staples 579,431
Energy  7.6%
Energy Equipment & Services 0.6%
Baker Hughes Co. 1,766 35,479
Oil, Gas & Consumable Fuels 7.0%
Chevron Corp. 552 47,030
ConocoPhillips 1,915 76,658
Exxon Mobil Corp. 1,602 71,834
ONEOK, Inc. 1,898 75,597
Phillips 66 794 53,833
Valero Energy Corp. 1,631 92,037
Total 416,989
Total Energy 452,468
Financials  21.5%
Banks 5.9%
Citigroup, Inc. 1,459 84,607
Citizens Financial Group, Inc. 1,799 65,556
KeyCorp 4,102 69,160
M&T Bank Corp. 583 77,230
PNC Financial Services Group, Inc. (The) 377 54,107
Total 350,660
Capital Markets 8.2%
Ameriprise Financial, Inc.
(a)
257 50,853
Bank of New York Mellon Corp. (The) 1,966 78,306
Charles Schwab Corp. (The) 664 34,223
Common Stocks (continued)
Issuer Shares Value ($)
Franklin Resources, Inc. 2,529 66,487
Goldman Sachs Group, Inc. (The) 268 72,673
Morgan Stanley 1,169 78,381
Northern Trust Corp. 409 36,479
State Street Corp. 977 68,390
Total 485,792
Consumer Finance 1.8%
Ally Financial, Inc. 2,058 77,875
American Express Co. 282 32,785
Total 110,660
Diversified Financial Services 0.7%
Voya Financial, Inc. 810 44,923
Insurance 4.9%
Aflac, Inc. 1,192 53,854
Allstate Corp. (The) 567 60,771
Lincoln National Corp. 1,189 54,088
Prudential Financial, Inc. 832 65,129
Reinsurance Group of America, Inc. 555 58,303
Total 292,145
Total Financials 1,284,180
Health Care  8.4%
Biotechnology 3.5%
AbbVie, Inc. 673 68,969
Amgen, Inc. 217 52,390
Gilead Sciences, Inc. 1,307 85,739
Total 207,098
Health Care Providers & Services 4.9%
AmerisourceBergen Corp. 416 43,347
Anthem, Inc. 180 53,456
Cardinal Health, Inc. 1,450 77,909
CVS Health Corp. 1,157 82,899
Quest Diagnostics, Inc. 292 37,712
Total 295,323
Total Health Care 502,421
Industrials  14.7%
Aerospace & Defense 3.3%
Huntington Ingalls Industries, Inc. 502 78,979
Northrop Grumman Corp. 172 49,297
Raytheon Technologies Corp. 1,030 68,732
Total 197,008
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc. 415 37,151
Building Products 4.7%
A O Smith Corp. 651 35,349
Allegion PLC 486 52,007
Fortune Brands Home & Security, Inc. 407 35,104
Lennox International, Inc. 103 28,375
Masco Corp. 700 38,017
Owens Corning 617 47,879
Trane Technologies PLC 294 42,145
Total 278,876
Industrial Conglomerates 0.6%
Honeywell International, Inc. 197 38,488
Machinery 4.1%
Cummins, Inc. 287 67,279
IDEX Corp. 175 32,583
Parker-Hannifin Corp. 229 60,596
Snap-on, Inc. 468 84,235
Total 244,693
Professional Services 1.4%
Robert Half International, Inc. 1,244 83,970
Total Industrials 880,186

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Sustainable U.S. Equity Income ETF
January 31, 2021 (Unaudited)
2 |
Notes to Portfolio of Investments
(a) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:
(b) The rate shown is the seven-day current annualized yield at January 31, 2021.
Common Stocks (continued)
Issuer Shares Value ($)
Information Technology  12.1%
Communications Equipment 1.7%
Juniper Networks, Inc. 2,311 56,434
Motorola Solutions, Inc. 285 47,752
Total 104,186
IT Services 2.5%
Accenture PLC Class A 175 42,336
International Business Machines Corp. 491 58,483
Leidos Holdings, Inc. 439 46,560
Total 147,379
Semiconductors & Semiconductor Equipment 2.2%
Applied Materials, Inc. 479 46,310
Lam Research Corp. 72 34,845
Skyworks Solutions, Inc. 297 50,267
Total 131,422
Software 1.3%
Oracle Corp. 1,314 79,405
Technology Hardware, Storage & Peripherals 4.4%
Hewlett Packard Enterprise Co. 4,918 60,688
HP, Inc. 4,060 98,820
NetApp, Inc. 1,567 104,112
Total 263,620
Total Information Technology 726,012
Materials  6.7%
Chemicals 3.1%
Celanese Corp. 589 71,946
LyondellBasell Industries NV Class A 885 75,898
PPG Industries, Inc. 282 37,988
Total 185,832
Containers & Packaging 1.2%
International Paper Co. 1,456 73,252
Metals & Mining 2.4%
Nucor Corp. 1,213 59,109
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 2,362 80,946
Total 140,055
Total Materials 399,139
Utilities  9.2%
Electric Utilities 4.5%
Alliant Energy Corp. 833 40,525
Edison International 844 49,087
Exelon Corp. 1,824 75,805
NextEra Energy, Inc. 380 30,731
OGE Energy Corp. 2,375 72,485
Total 268,633
Gas Utilities 2.2%
Atmos Energy Corp. 549 48,861
UGI Corp. 2,326 83,713
Total 132,574
Multi-Utilities 2.0%
DTE Energy Co. 454 53,899
Sempra Energy 530 65,593
Total 119,492
Water Utilities 0.5%
American Water Works Co., Inc. 188 29,896
Total Utilities 550,595
Total Common Stocks
(Cost $5,194,881) 5,941,169
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
29,263 29,263
Total Money Market Funds
(Cost $29,263) 29,263
Total Investments in Securities
(Cost $5,224,144) 5,970,432
Other Assets & Liabilities, Net 8,233
Net Assets 5,978,665
Affiliated Issuer
Beginning of
period($) Purchases($) Sales($)
Net change
in unrealized
appreciation
(depreciation) ($) End of period($)
Realized
gain/(loss)
($) Dividends($)
End of
period
shares
Ameriprise Financial, Inc. 40,207 1,482 (185) 9,349 50,853 2 260 257
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT272_10_L01_(03/21)
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